Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Computer equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, fixture, and office and medical equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the remaining lease terms or 5 years
Laboratory equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicle [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years